Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

As of December 31, 2023 and 2022, property and equipment, net consist of the following:

	Thousands of Yen
	2023	2022
Leasehold improvements	¥560,639	¥539,553
Vehicles	25,586	18,089
Tools, furniture and fixtures	161,666	114,663
Total	747,891	672,305
Accumulated depreciation and amortization	(296,393)	(248,017)
	¥451,498	¥424,288

Depreciation expense was ¥107,040 thousand, ¥82,795 thousand and ¥80,463 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

For the years ended December 31, 2023, 2022 and 2021 the Company recognized impairment loss of nil, nil and ¥3,165 thousand , respectively, for the Relaxation Salon segment on leasehold improvements used in certain relaxation salons, respectively. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.